Risk/Return Detail Data - FidelitySustainableTargetDateFunds-ComboRetailPro	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelitySustainableTargetDateFunds-ComboRetailPro | Fidelity Sustainable Target Date 2030 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2030 Fund/Fidelity® Sustainable Target Date 2030 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable Target Date 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 11, 2023 to March 31, 2024, the fund's portfolio turnover rate was 62% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	62.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds).Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2030. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 36% International Equity Funds 24% International Bond Funds 5% U.S. Investment Grade Bond Funds 26% Long-Term Treasury Bond Funds 5% Long-Term Inflation-Protected Bond Funds 5% Short-Term Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySustainableTargetDateFunds-ComboRetailPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Sustainable Target Date 2030 Fund
Risk/Return:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%	[1]
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579

[1]	AAdjusted to reflect current fees.